Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
a.
Other current liabilities:

	March 31,
	2023	2022
Due to customers	$3,649	$1,372
Derivative instruments	3,548	281
Marketable securities	3,352	3,869
Legal and audit fees	2,525	1,045
Lease liability	1,950	2,204
Suppliers of property, plant and equipment	1,242	1,452
Deferred revenue	903	5,788
Royalties	809	1,819
Other	246	(99)
	$18,224	$17,731

(1)
See Note 13.

Schedule of Other Long-Term Liabilities
b.
Other long-term liabilities:

	March 31,
	2023	2022
Deferred credits	$9,566	$22,643
Long-term incentive plan	5,116	3,786
Accrued severance pay	1,153	1,319
Deferred revenue	616	919
Other	2,655	4,132
	$19,106	$32,799